PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Class A Ordinary Shares
Condensed balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in shares)	1,200,000,000	1,200,000,000
Ordinary shares, shares issued (in shares)	505,253,850	499,706,628
Ordinary shares, shares outstanding (in shares)	505,253,850	499,706,628
Class B Ordinary Shares
Condensed balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	174,649,638	174,649,638
Ordinary shares, shares outstanding (in shares)	174,649,638	174,649,638
Class C Ordinary Shares
Condensed balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in shares)	60,000	0
Ordinary shares, shares issued (in shares)	60,000	0
Ordinary shares, shares outstanding (in shares)	60,000	0
Parent Company | Class A Ordinary Shares
Condensed balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, shares authorized (in shares)	1,200,000,000	1,200,000,000
Ordinary shares, shares issued (in shares)	505,253,850	499,706,628
Ordinary shares, shares outstanding (in shares)	505,253,850	499,706,628
Parent Company | Class B Ordinary Shares
Condensed balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	174,649,638	174,649,638
Ordinary shares, shares outstanding (in shares)	174,649,638	174,649,638
Parent Company | Class C Ordinary Shares
Condensed balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, shares authorized (in shares)	60,000	0
Ordinary shares, shares issued (in shares)	60,000	0
Ordinary shares, shares outstanding (in shares)	60,000	0